Cover	Apr. 30, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1, or Post-Effective Amendment No. 1, to the Registration Statement on Form F-1 (File No. 333-284350), or the Registration Statement, is being filed pursuant to our undertaking in the Registration Statement to update and supplement information contained in the Registration Statement, as originally filed on January 17, 2025, and declared effective by the Securities and Exchange Commission, or the SEC, on January 27, 2025, as to incorporate by reference the Company’s Annual Report on Form 20-F for the year ended December 31, 2024, as filed with the SEC on April 11, 2025. The Registration Statement originally covered the offer and sale, or the Offering, by the selling shareholder identified in this prospectus, of up to an aggregate of 358,750,000,000 ordinary shares, nominal value £0.00005 per share, or the Ordinary Shares, of Biodexa Pharmaceuticals PLC, represented by 35,875,000 American Depositary Shares, or the Depositary Shares, consisting of (a) 35,000,000 Depositary Shares, or the Purchase Shares, underlying 350,000,000,000 Ordinary Shares by that we may elect, in our sole discretion, to issue and sell to the selling shareholder identified in this prospectus, from time to time from and after the Commencement Date (as defined herein) under the Purchase Agreement (as defined herein), and subject to applicable stock exchange rules (assuming the shares to be issued and sold at a price of $1.00 per share) and (b) up to 875,000 Depositary Shares, or the Commitment Shares, underlying 8,750,000,000 Ordinary Shares that may be issued to the selling shareholder identified in this prospectus to release the Company of its liability to pay the Commitment Fee (as defined herein) as consideration for it entering into the Purchase Agreement (assuming the shares to be issued at a price of $1.00 per share). The information included in this filing updates the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. Accordingly, this Post-Effective Amendment No. 1 concerns only the offer and sale of Purchase Shares and/or Commitment Shares issuable from time to time to the selling shareholder identified in this prospectus. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	Biodexa Pharmaceuticals PLC
Entity Central Index Key	0001643918
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff
Entity Address, Postal Zip Code	CF10 4DQ
Country Region	+44
City Area Code	29
Local Phone Number	20480 180
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Creation Date	Apr. 30, 2025
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Ave.
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Donald J. Puglisi